UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Pharo Management LLC
Address:       1370 Avenue of the Americas, Suite 2603
               New York, New York 10019

Form 13F File Number:  28-13630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeff Hanlon
Title:         Chief Financial Officer
Phone:         (212) 641-8686

Signature, Place, and Date of Signing:

 /s/ Jeff Hanlon                New York, New York                  2/12/2010
-----------------               ------------------                 ---------
  [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                               TITLE                     VALUE      SHRS OR   SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP     (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGER    SOLE       SHARED NONE
------------------------------ --------------  --------- --------   --------- -------- ---------- ---------  ---------- ------ -----
AMERICAN SUPERCONDUCTOR CORP   COM             030111108    597        14,600   SH        OTHER    01,02,03    14,600
CITIGROUP INC                  COM             172967101    663        25,493  CALL       OTHER    01,02,03    25,493
CLOROX CO DEL                  COM             189054109    458         7,508   SH        OTHER    01,02,03     7,508
COGNIZANT TECHNOLOGY SOLUTIONS CL A            192446102    589        13,000   SH        OTHER    01,02,03    13,000
FLIR SYSTEMS INC               COM             302445101    655        20,000   SH        OTHER    01,02,03    20,000
FORD MOTOR CO                  COM             345370860    600        60,000   SH        OTHER    01,02,03    60,000
INTL BUSINESS MACHINES CORP    COM             459200101    655         5,000   SH        OTHER    01,02,03     5,000
ISHARES INC                    MSCI TAIWAN     464286731 42,007     3,238,800   SH        OTHER    01,02,03 3,238,800
ISHARES TR                     S&P ASIA 50 IN  464288430 27,855       500,000   SH        OTHER    01,02,03   500,000
ISHARES TR INDEX               FTSE XNHUA IDX  464287184    648        15,323   SH        OTHER    01,02,03    15,323
ISHARES TR INDEX               DJ US REAL EST  464287739    689        15,000   SH        OTHER    01,02,03    15,000
MICROSOFT CORP                 COM             594918104  9,144       300,000   SH        OTHER    01,02,03   300,000
PRICELINE COM INC              COM NEW         741503403    437         2,000   SH        OTHER    01,02,03     2,000
SPDR SERIES TRUST              KBW REGN BK ETF 78464A698    450        12,000  CALL       OTHER    01,02,03    12,000
SPDR SERIES TRUST              KBW REGN BK ETF 78464A698    150        12,000   PUT       OTHER    01,02,03    12,000
SPDR SERIES TRUST              S&P METALS MNG  78464A755  1,032        20,000   SH        OTHER    01,02,03    20,000
YINGLI GREEN ENERGY HLDG CO    ADR             98584B103    332        21,000   SH        OTHER    01,02,03    21,000

                                            18           86,960





                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:          18
Form 13F Information Table Value Total:          86,960
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number     CIK Number        Name
01         28-13631                 0001478023        Pharo Management UK LLP
02         28-13633                 0001478033        Pharo Advisors UK Ltd.
03         28-13632                 0001478100        Pharo Global Advisors Ltd.



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